Exhibit 99.1

World Omni Auto Receivables Trust 2021-D
Monthly Servicer Certificate
December 31, 2021

Dates Covered
Collections Period	12/01/21 - 12/31/21
Interest Accrual Period	12/15/21 - 01/17/22
30/360 Days	30
Actual/360 Days	34
Distribution Date	01/18/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/21	1,074,674,785.50	39,219
Yield Supplement Overcollateralization Amount 11/30/21	29,741,591.79	0
Receivables Balance 11/30/21	1,104,416,377.29	39,219
Principal Payments	35,172,485.39	614
Defaulted Receivables	388,848.14	11
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/21	28,355,819.54	0
Pool Balance at 12/31/21	1,040,499,224.22	38,594

Pool Statistics	$ Amount	# of Accounts
Pool Factor	90.28%
Prepayment ABS Speed	1.55%
Aggregate Starting Principal Balance	1,183,996,579.97	40,585

Delinquent Receivables:
Past Due 31-60 days	5,868,914.23	200
Past Due 61-90 days	1,661,003.43	60
Past Due 91-120 days	314,121.04	13
Past Due 121+ days	0.00	0
Total	7,844,038.70	273

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.73%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.18%
Delinquency Trigger Occurred	NO

Recoveries	354,586.11
Aggregate Net Losses/(Gains) - December 2021	34,262.03
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.04%
Prior Net Losses/(Gains) Ratio	0.02%
Second Prior Net Losses/(Gains) Ratio	N/A
Third Prior Net Losses/(Gains) Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.00%

Overcollateralization Target Amount	11,965,741.08
Actual Overcollateralization	11,965,741.08
Weighted Average Contract Rate	3.98%
Weighted Average Contract Rate, Yield Adjusted	5.25%
Weighted Average Remaining Term	59.97

Flow of Funds	$ Amount
Collections	39,209,949.25
Investment Earnings on Cash Accounts	126.93
Servicing Fee	(920,346.98)
Transfer to Collection Account	-
Available Funds	38,289,729.20

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	498,717.35
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	43,738.00
(5) Noteholders' Second Priority Principal Distributable Amount	5,235,697.83
(6) Class C Interest	24,753.67
(7) Noteholders' Third Priority Principal Distributable Amount	17,270,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	11,965,741.08
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,251,081.27

Total Distributions of Available Funds	38,289,729.20

Servicing Fee	920,346.98
Unpaid Servicing Fee	-

Change in amount of the unpaid servicing fee from the prior period	-
Note Balances & Note Factors	$ Amount
Original Class A	1,096,400,000.00
Original Class B	34,530,000.00
Original Class C	17,270,000.00

Total Class A, B, & C
Note Balance @ 12/15/21	1,063,004,922.05
Principal Paid	34,471,438.91
Note Balance @ 01/18/22	1,028,533,483.14

Class A-1
Note Balance @ 12/15/21	114,804,922.05
Principal Paid	34,471,438.91
Note Balance @ 01/18/22	80,333,483.14
Note Factor @ 01/18/22	40.1667416%

Class A-2
Note Balance @ 12/15/21	387,400,000.00
Principal Paid	0.00
Note Balance @ 01/18/22	387,400,000.00
Note Factor @ 01/18/22	100.0000000%

Class A-3
Note Balance @ 12/15/21	387,400,000.00
Principal Paid	0.00
Note Balance @ 01/18/22	387,400,000.00
Note Factor @ 01/18/22	100.0000000%

Class A-4
Note Balance @ 12/15/21	121,600,000.00
Principal Paid	0.00
Note Balance @ 01/18/22	121,600,000.00
Note Factor @ 01/18/22	100.0000000%

Class B
Note Balance @ 12/15/21	34,530,000.00
Principal Paid	0.00
Note Balance @ 01/18/22	34,530,000.00
Note Factor @ 01/18/22	100.0000000%

Class C
Note Balance @ 12/15/21	17,270,000.00
Principal Paid	0.00
Note Balance @ 01/18/22	17,270,000.00
Note Factor @ 01/18/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	567,209.02
Total Principal Paid	34,471,438.91
Total Paid	35,038,647.93

Class A-1
Coupon	0.11772%
Interest Paid	12,764.01
Principal Paid	34,471,438.91
Total Paid to A-1 Holders	34,484,202.92

Class A-2
Coupon	0.35000%
Interest Paid	112,991.67
Principal Paid	0.00
Total Paid to A-2 Holders	112,991.67

Class A-3
Coupon	0.81000%
Interest Paid	261,495.00
Principal Paid	0.00
Total Paid to A-3 Holders	261,495.00

Class A-4
Coupon	1.10000%
Interest Paid	111,466.67
Principal Paid	0.00
Total Paid to A-4 Holders	111,466.67

Class B
Coupon	1.52000%
Interest Paid	43,738.00
Principal Paid	0.00
Total Paid to B Holders	43,738.00

Class C
Coupon	1.72000%
Interest Paid	24,753.67
Principal Paid	0.00
Total Paid to C Holders	24,753.67

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.4939984
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	30.0221555
Total Distribution Amount	30.5161539

A-1 Interest Distribution Amount	0.0638201
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	172.3571946
Total A-1 Distribution Amount	172.4210147

A-2 Interest Distribution Amount	0.2916667
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.2916667

A-3 Interest Distribution Amount	0.6750000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.6750000

A-4 Interest Distribution Amount	0.9166667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.9166667

B Interest Distribution Amount	1.2666667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.2666667

C Interest Distribution Amount	1.4333335
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.4333335

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	151.89
Noteholders' Third Priority Principal Distributable Amount	500.99
Noteholders' Principal Distributable Amount	347.12

Account Balances	$ Amount
Reserve Account
Balance as of 12/15/21	2,877,704.48
Investment Earnings	63.84
Investment Earnings Paid	(63.84)
Deposit/(Withdrawal)	-
Balance as of 01/18/22	2,877,704.48
Change	-

Required Reserve Amount	2,877,704.48

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$6,909,423.53	$4,309,095.17	N/A
Number of Extensions	213	130	N/A
Ratio of extensions to Beginning of Period Receivables Balance	0.63%	0.36%	N/A